Segment Information - Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Geographical information
Non-current assets	$ 163,414,136	$ 55,609,184
United States [Member]
Geographical information
Non-current assets
Greenland [Member]
Geographical information
Non-current assets	107,856,418	5,000,000
Austria [Member]
Geographical information
Non-current assets	$ 55,557,718	$ 50,609,184